File No. 333-32300

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

              THE FIRST TRUST GNMA SERIES 77 and 78
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositors principal executive offices)


      NIKE SECURITIES L.P.         CHAPMAN AND CUTLER
      Attn:  James A. Bowen        Attn:  Eric F. Fess
      1001 Warrenville Road        111 West Monroe Street
      Lisle, Illinois  60532       Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 1, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 77
840,699 UNITS


PROSPECTUS
Part One
Dated April 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The First GNMA Reinvestment Income Trust, Series 77 (the "Trust") is a fixed portfolio of taxable of mortgage-backed securities of the fully modified pass-through type (the "Securities") which involve large pools of mortgages and are fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). All of the Securities in the Trust consist of pools of mortgages on 1- to 4-family dwellings with terms of up to 30 years. At March 16, 2001, each Unit represented a 1/840,699 undivided interest in the principal and net income of the Trust (see "The First Trust GNMA Series" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price per Unit

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.25% of the Public Offering Price (4.326% of the net amount invested, exclusive of the deferred sales charge of $0.26 per
Unit), excluding principal cash. At March 16, 2001, the Public Offering Price per Unit was $10.5002 plus net interest accrued to date of settlement (three business days after such date) of $.0421 (see "Public Offering" in Part Two).

     Please retain both parts of this Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          NIKE SECURITIES, L.P.
                                Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 7.23% per annum on March 16, 2001. Estimated Long-Term Return to Unit holders was 5.97% per annum on March 16, 2001. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. Estimated Long-Term Return is calculated using a formula which: (1) determines, and factors, in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated average life of all of the Securities in the Trust and (2) takes into account the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated average lives of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates and with the principal prepayment, redemption, maturity, exchange or sale of the underlying Securities and with changes in the average life assumptions of the GNMA pools. See "Estimated Returns and Estimated Average Life" in Part Two.

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 77

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001


Sponsor:    Nike Securities L.P.
Evaluator:  Securities Evaluation Service, Inc.
Trustee:    The Chase Manhattan Bank



GENERAL INFORMATION

PRINCIPAL AMOUNT OF SECURITIES IN THE TRUST                           $8,233,246

NUMBER OF UNITS                                                          840,699

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                    1/840,699

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                      $8,578,013
  Aggregate Value of Securities per Unit                                $10.2034
  Principal Cash, Estimated Principal Paydowns
   and Expected Distribution, Net per Unit                              $0.1154
  Sales Charge 4.326% (4.25% of Public Offering Price,
   excluding Principal Cash, Estimated Principal
   Paydowns and Expected Distribution, Net per Unit,
   exclusive of the deferred sales charge)                               $0.4414
  Less deferred sales charge per Unit                                    $(0.26)
  Public Offering Price per Unit                                       $10.5002*

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.4414 LESS THAN THE PUBLIC OFFERING PRICE PER UNIT)                $10.0588*

LIQUIDATION AMOUNT OF THE TRUST                                       $2,000,000

DATE TRUST ESTABLISHED                                            March 16, 2000

MANDATORY TERMINATION DATE                                     December 31, 2049


*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price per Unit" herein and "Redeeming Your Units" and "How We Purchase Units" in Part Two).

THE FIRST TRUST GNMA reinvestment income trust, SERIES 77

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001


Sponsor:  Nike Securities L.P.
Evaluator:  Securities Evaluation Service, Inc.
Trustee:  The Chase Manhattan Bank



SPECIAL INFORMATION


CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT:
  Estimated Annual Interest Income                                      $0.7835
  Less:  Estimated Annual Expense                                       (0.0239)
                                                                        -------

ESTIMATED NET ANNUAL INTEREST INCOME                                     $.7596
                                                                         ======


ESTIMATED DAILY RATE OF NET INTEREST ACCRUAL PER UNIT                    $.0021


ESTIMATED CURRENT RETURN BASED ON PUBLIC OFFERING PRICE                   7.23%


ESTIMATED LONG-TERM RETURN BASED ON PUBLIC OFFERING PRICE                 5.97%

Trustee's Annual Fee: $.0092 per Unit outstanding, exclusive of expenses of the Trust.
Evaluator's Annual Fee: $.0030 per Unit outstanding, plus $.25 per evaluation for each issue of underlying securities in excess of 50 issues. Evaluations are made at 4:00 PM, Eastern time.
Supervisory Fee:  Maximum of $.0015 per Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor:Maximum of $.001 per Unit outstanding annually.
Distributions will generally be made on, or shortly after, the last day of each month to Unit holders of record on the first day of the month.

INDEPENDENT AUDITORS' REPORT


To the Unit Holders of The First Trust
GNMA Reinvestment Income Trust, Series 77

We have audited the accompanying statement of assets and liabilities of The First Trust GNMA Reinvestment Income Trust, Series 77 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the period from March 16, 2000 (Initial Date of Deposit) to December 31, 2000. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust GNMA Reinvestment Income Trust, Series 77 at December 31, 2000, and the results of its operations and changes in its net assets for the period from March 16, 2000 (Initial Date of Deposit) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST GNMA REINVESTMENT INCOME FUND, SERIES 77

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000


ASSETS

Securities, at market value (cost $4,428,776) (Note 1)             $4,474,374
Receivable from investment transactions                                37,534
Accrued interest                                                       31,087
                                                                   ----------

TOTAL ASSETS                                                       $4,542,995
                                                                   ==========

LIABILITIES AND NET ASSETS

LIABILITIES:
  Liability for deferred sales charge (Note 2)                     $  141,837
  Cash overdraft                                                        2,891
  Payable to Sponsor                                                   22,994
  Accrued liabilities                                                   5,790
                                                                   ----------

                                                                      173,512
NET ASSETS, APPLICABLE TO 436,422 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
    Cost of Trust assets (Note 1)                                   4,428,776
   Net unrealized appreciation                                         45,598
    Distributable funds                                                42,401
    Less deferred sales charge accrued (Note 2)                      (141,837
    Less organization and offering costs accrued or paid (Note 1)      (5,455)
                                                                   ----------
                                                                    4,369,483

TOTAL LIABILITIES AND NET ASSETS                                   $4,542,995
                                                                   ==========

NET ASSET VALUE PER UNIT
                                                                   $  10.0121
See notes to financial statements.

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 77

SCHEDULE OF INVESTMENTS
PERIOD FROM MARCH 16, 2000 (INITIAL DATE OF DEPOSIT)TO DECEMBER 31, 2000


The schedule of investments consist of the following Government National Mortgage Association mortgage-backed securities of the modified pass-through type:


Principal       Coupon      Range of Stated              Market
amount          rate        maturities (a)               value



$4,317,851      8.0%        12/15/2021 to 8/15/2025      $4,474,374
==========                                               ==========

(a) The principal amount of securities listed by coupon rate and range of stated maturities represents an aggregate of individual securities having varying stated maturities within such range. Securities are grouped by coupon rate with a range of stated maturities because current market conditions accord no difference in price among the securities grouped together. The market value of the securities could be affected by a change in their assumed average maturity or by the actual maturities of the individual securities.

See notes to financial statements.

THE FIRST TRUST GNMA REINVESMENT INCOME TRUST, SERIES 77

STATEMENT OF OPERATIONS
PERIOD FROM MARCH 16, 2000 (INITIAL DATE OF DEPOSIT)TO DECEMBER 31, 2000


                                                            Period
                                                            from the
                                                          Initial Date
                                                           Of Deposit
                                                            March 16,
                                                             2000 to
                                                           December 31,
                                                             2000

INTEREST INCOME                                            $104,294

EXPENSES:
  Trustee's fees and related expenses                        (4,518)
  Evaluator's fees                                             (419)
  Supervisory fees                                           (1,990)
  Administrative fees                                          (155)
                                                           --------

           Investment income - net                           97,212

NET GAIN ON INVESTMENTS:
  Net change in unrealized appreciation                      45,598
                                                           --------


NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $142,810
                                                           ========

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 77

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MARCH 16, 2000 (INITIAL DATE OF DEPOSIT) TO DECEMBER 31, 2000


                                                            Period from
                                                              Initital
                                                          Date of Deposit
                                                             March 16,
                                                              2000 to
                                                            December 31,
                                                                2000
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Investments income - net                                       $   97,212
  Net change in unrealized appreciation on investments               45,598
                                                                 ----------

                                                                    142,810

UNIT ISSUED (396,467 units, Net of deferred
  sales charge of $128,852, and net of
  organization and offering costs of $4,956
  Securities purchased                                            3,932,741

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                           (99,124)
                                                                 ----------

TOTAL INCREASE IN NET ASSETS                                      3,976,427

NET ASSETS:
  Initial Deposit                                                   393,056
                                                                 ----------

  End of year (including distributable funds
    applicable to Trust units of $42,401,
    at December 31, 2000)                                        $4,369,483
                                                                 ==========

TRUST UNITS OUTSTANDING AT THE END OF YEAR                          436,422
                                                                 ==========

See notes to financial statements.

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 77


NOTES TO FINANCIAL STATEMENTS
PERIOD FROM MARCH 16, 2000 (INITIAL DATE OF DEPOSIT) TO DECEMBER 31, 2000


1.  Significant accounting policies

Background -

The First Trust GNMA Reinvestment Income Trust, Series 77 (the "Trust") is a fixed portfolio of taxable mortgage-backed securities of the fully modified pass-through type (the "Securities") which involve large pools of mortgages and are fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). All of the Securities in the Trust consist of pools of mortgages on 1-to-4 family dwellings with terms of up to 30 years.

Security valuation -

Securities are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of Nike Securities L.P. (the "Sponsor"). The values of the securities are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

Security cost -

The cost of securities owned by the Trust is based on the offering prices of the securities on the initial date of deposit, March 16, 2000, and each subsequent date of deposit for additions to the Trust. The premium or discount is recognized as interest income on a pro rata basis as principal paydowns are received. Realized gain (loss) from security transactions is reported on an identified cost basis. Sales and redemptions of securities are recorded on the trade date.

Federal income taxes -

The Trust, which is an association taxable as a corporation under the Internal Revenue Code, intends to qualify for and elect tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986. By qualifying for, and electing such treatment, the Trust will not be subject to federal income tax on net investment income or net capital gains distributed to its unit holders. As the Trust distributes its entire net capital gains, if any, and net investment income each year, no federal income tax provision is required.

At December 31, 2000, the cost of investment securities for federal income tax purposes approximated the cost as shown in the Trust's schedule of investments.

Expenses of the Trust -

The Trustee is The Chase Manhattan Bank. The Trustee's fees are $.0092 per unit outstanding, exclusive of expenses of the Trust. An annual fee of $.0030 per units outstanding plus $.25 per evaluation for each issue of underlying securities in excess of 50 issues is payable to the Evaluator. Additionally, the Trust pays all related expenses of the Trustee, recurring financial reporting costs, and an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's financial statements, legal fees and the initial fees and expenses of the Trustee. Such costs, estimated at $5,455 have been paid or accrued as of December 31, 2000. It is expected that the remaining portion of such costs will be paid at the end of the Trust's primary offering period.

Reinvestment of Principal by the Trust -

In an effort to minimize the effect of principal payments and prepayments during the period when such reinvestment is practical, in the opinion of the Sponsor (the "Reinvestment Period"), the Sponsor will direct the Trustee to reinvest all distributions of principal into additional Ginnie Maes which are similar as to maturity and interest rates as the Securities upon which the principal was received. During the period from the Initial Date of Deposit, March 16, 2000, to December 31, 2000 such reinvestment of principal into additional Ginnie Maes amounted to $223,246. The Sponsor currently expects the Reinvestment Period to last five to eight years from the Initial Date of Deposit. There may be times in which such reinvestment, will not be feasible because the additional Ginnie Maes are not available or for other reasons described herein. Semi-annually, amounts in the Principal Account, which cannot be reinvested during the Reinvestment Period, will be distributed to Unit holders unless the amount available for distribution is less than $1.00 per 100 Units.

Distributions to unit holders -

Distributions of investment income - net and principal to unit holders are presented on a cash basis as reported by the Trustee. Accordingly, no adjustments are made to reflect the amortization of premium or discount as discussed above under "Security Cost." Principal distributions represent a tax return of capital to unit holders.

2.  Other information

Cost to Investors -

The cost of the Trust to initial investors was based on the aggregate offering price of the securities on the date of an investor's purchase, plus a deferred sales charge of $.3250 per unit which will be paid to the Sponsor over a five-month period ending July 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.302% of the Public Offering Price, which is equivalent to 4.297% of the net amount invested, exclusive of the deferred sales charge. The installments of the deferred sales charge are presented as a liability in the accompanying statement of assets and liabilities.

Selected data per unit of the Trust outstanding throughout the period -

Interest income, expenses and investment income - net per unit have been calculated based on the weighted average number of units for the year. Distributions to unit holders reflects the Trust's actual distributions.


                                                             Period from
                                                             Initial Date
                                                              of Deposit
                                                            March 16, 2000
                                                           to Dec. 31, 2000

Interest income                                                 0.6870
Expenses                                                       (0.0466)
                                                               -------

         Investment income - net                                0.6404

Distributions to unit holders:
  Investment income - net                                      (0.5371)
Net gain on investments                                         0.0714
                                                               -------

         Total decrease in net assets                           0.1747

Net assets:
  Initial Date of Deposit                                       9.8374
                                                               -------

  End of period                                                10.0121
                                                               =======

Accrued interest to the Initial Date of Deposit and each subsequent Date of Deposit, totaling $22,516, plus net interest accruing to the first settlement date, March 19, 2000, and each settlement date for subsequent additions to the Trust, totaling $4,310, was or will be distributed to the Sponsor as the unit holder of record. The Payable to Sponsor, as reported in the accompanying Statement of Assets and Liabilities, represents a portion of such amounts which have not yet been remitted to the Sponsor. The Sponsor has agreed to this treatment in order to provide equal distributions to all unit holders. The Sponsor will receive payments upon the terminations of the Trust.

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST,
SERIES 77

PART ONE
MUST BE ACCOMPANIED BY PART TWO


                                   PROSPECTUS


SPONSOR:                            Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois 60532
                                    (800) 621-1675

TRUSTEE:                            The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

LEGAL COUNSEL                       Chapman and Cutler
TO SPONSOR:                         111 West Monroe Street
                                    Chicago, Illinois 60603

LEGAL COUNSEL                       Carter, Ledyard & Milburn
TO TRUSTEE:                         2 Wall Street
                                    New York, New York  10005

INDEPENDENT                         Deloitte & Touche LLP
AUDITORS:                           180 North Stetson Avenue
                                    Chicago, Illinois 60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 78
3,961,429 UNITS


PROSPECTUS

Part One
Dated April 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The First Trust GNMA Reinvestment Income Trust, Series 78 (the "Trust") is a fixed portfolio of taxable of mortgage-backed securities of the fully modified pass-through type (the "Securities") which involve large pools of mortgages and are fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). All of the Securities in the Trust consist of pools of mortgages on 1- to 4-family dwellings with terms of up to 30 years. At March 16, 2001, each Unit represented a 1/3,961,429 undivided interest in the principal and net income of the Trust (see "The First Trust GNMA Series" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price per Unit

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.25% of the Public Offering Price (4.330% of the net amount invested, exclusive of the deferred sales charge of $.2600 per
Unit), excluding principal cash. At March 16, 2001, the Public Offering Price per Unit was $10.8225 plus net interest accrued to date of settlement (three business days after such date) of $.0474 (see "Public Offering" in Part Two).

      Please retain both parts of this Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              NIKE SECURITIES, L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 7.91% per annum on March 16, 2001. Estimated Long-Term Return to Unit holders was 5.72% per annum on March 16, 2001. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. Estimated Long-Term Return is calculated using a formula which: (1) determines, and factors, in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated average life of all of the Securities in the Trust and (2) takes into account the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated average lives of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates and with the principal prepayment, redemption, maturity, exchange or sale of the underlying Securities and with changes in the average life assumptions of the GNMA pools. See "Estimated Returns and Estimated Averge Life" in Part Two.

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 78

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001


Sponsor:    Nike Securities L.P.
Evaluator:  Securities Evaluation Service, Inc.
Trustee:    The Chase Manhattan Bank


GENERAL INFORMATION

PRINCIPAL AMOUNT OF SECURITIES IN THE TRUST                       $38,976,024

NUMBER OF UNITS                                                     3,961,429

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT               1/3,961,429

PUBLIC OFFERING PRICE:
   Aggregate Value of Securities in the Portfolio                 $41,984,486
   Aggregate Value of Securities per Unit                            $10.5983
   Principal Cash, Estimated Principal Paydowns
     and Expected Distribution, Net per Unit                           $.0253
   Sales Charge 4.330% (4.25% of Public Offering Price,
     excluding Principal Cash, Estimated Principal
     Paydowns and Expected Distribution, Net per Unit,
     exclusive of the deferred sales charge                            $.4589
   Less deferred sales charge per Unit                               $(.2600)
   Public Offering Price per Unit                                   $10.8225*

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
   ($.1989 LESS THAN THE PUBLIC OFFERING PRICE PER UNIT)            $10.3636*

LIQUIDATION AMOUNT OF THE TRUST                                    $2,000,000


DATE TRUST ESTABLISHED                                         March 16, 2000

MANDATORY TERMINATION DATE                                  December 31, 2049

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price per Unit" herein and "Redeeming Your Units" and "How We Purchase Units" in Part Two).

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 78

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001


Sponsor:    Nike Securities L.P.
Evaluator:  Securities Evaluation Service, Inc.
Trustee:    The Chase Manhattan Bank


SPECIAL INFORMATION

CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT:
   Estimated Annual Interest Income                                    $.8855
   Less:  Estimated Annual Expense                                     (.0296)
                                                                       ------

ESTIMATED NET ANNUAL INTEREST INCOME                                   $.8559
                                                                       ======


ESTIMATED DAILY RATE OF NET INTEREST ACCRUAL PER UNIT                  $.0024


ESTIMATED CURRENT RETURN BASED ON PUBLIC OFFERING PRICE                 7.91%


ESTIMATED LONG-TERM RETURN BASED ON PUBLIC OFFERING PRICE               5.72%


Trustee's Annual Fee: $.0092 per Unit outstanding, exclusive of expenses of the Trust.
Evaluator's Annual Fee: $.0030 per Unit outstanding, plus $.25 per evaluation for each issue of underlying securities in excess of 50 issues. Evaluations are made at 4:00 P.M., Eastern time.
Supervisory Fee:  Maximum of $.0015 per Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit outstanding annually. Distributions will generally be made on, or shortly after, the last day of each month to Unit holders of record on the first day of the month.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
GNMA Reinvestment Income Trust, Series 78

We have audited the accompanying statement of assets and liabilities of The First Trust GNMA Reinvestment Income Trust, Series 78, (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the period from March 16, 2000 (Initial Date of Deposit) to December 31, 2000. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust GNMA Reinvestment Income Trust, Series 78 at December 31, 2000, and the results of its operations and changes in its net assets for the period from March 16, 2000 (Initial Date of Deposit) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST GNMA REINVESTMENT INCOME FUND, SERIES 78

STATEMENT OF ASSETS AND LIABILITIES
PERIOD FROM MARCH 16, 2000 (INITIAL DATE OF DEPOSIT) TO DECEMBER 31, 2000


ASSETS

Securities, at market value (cost $27,023,701) (Note 1)            $27,277,800
Receivable from investment transactions                                353,755
Accrued interest                                                       197,565
Cash                                                                   180,220
                                                                   -----------

TOTAL ASSETS                                                       $28,009,340
                                                                   -----------

LIABILITIES AND NET ASSETS

LIABILITIES:
Liability for deferred sales charge (Note 2)                           852,777
Liability for deferred organization cost                                28,050
Payable to Sponsor                                                     202,663
Accrued liabilities                                                      1,431
Payable for purchases                                                  156,816
                                                                   -----------

                                                                   $ 1,241,737

NET ASSETS, APPLICABLE TO 2,623,924 OUTSTANDING,
UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                    $27,023,701
  Net unrealized appreciation                                          254,099
  Distributable funds                                                  374,105
  Less deferred sales charge accrued (Note 2)                         (852,777)
  Less organization and offering costs accrued or paid (Note 1)        (31,525)
                                                                   ------------
                                                                    26,767,603
                                                                   ------------
TOTAL LIABILITIES AND NET ASSETS                                   $28,009,340
                                                                   ===========
NET ASSET VALUE PER UNIT                                           $   10.2014
                                                                   ===========

See notes to financial statements.

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 78

SCHEDULE OF INVESTMENTS
PERIOD FROM MARCH 16, 2000 (INITIAL DATE OF DEPOSIT) TO DECEMBER 31, 2000


The schedule of investments consists of the following Government National Mortgage Association mortgage-backed securities.

Principal         Coupon         Range of Stated                 Market
amount            rate           maturities (a)                  value

$25,736,061       9.0%           7/15/19 to 12/15/21             $27,277,800
===========                                                      ===========

(a) The principal amount of securities listed by coupon rate and range of stated maturities represents an aggregate of individual securities having varying stated maturities within such range. Securities are grouped by coupon rate with a range of stated maturities because current market conditions accord no difference in price among the securities grouped together. The market value of the securities could be affected by a change in their assumed average maturity or by the actual maturities of the individual securities.

See notes to financial statements.

THE FIRST TRUST GNMA REINVESMENT INCOME TRUST, SERIES 78

STATEMENT OF OPERATIONS
PERIOD FROM MARCH 16, 2000 (INITIAL DATE OF DEPOSIT) TO DECEMBER 31, 2000

                                                              Period from the
                                                              Initial Date of
                                                              Deposit
                                                              March 16,
                                                              2000 to
                                                              December 31,
                                                              2000

INTEREST INCOME                                               $737,983

EXPENSES:
  Trustee's fees and related expenses                           (1,543)
  Evaluator's fees                                              (4,472)
  Supervisory fees                                             (12,308)
  Administrative fees                                             (638)
                                                              --------

           Investment income - net                             719,022

NET GAIN ON INVESTMENTS:
  Net change in unrealized appreciation                        254,099
                                                              --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $973,121
                                                              ========

See notes to financial statements.

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 78

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MARCH 16, 2000 (INITIAL DATE OF DEPOSIT) TO DECEMBER 31, 2000

                                                            Period from the
                                                            Initial Date of
                                                            Deposit
                                                            March 16,
                                                            2000 to
                                                            December 31,
                                                            2000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Investments income - net                                  $   719,022
  Net change in unrealized appreciation on investments          254,099
                                                            -----------

                                                                973,121

UNIT ISSUED (2,580,603 Units, net of deferred sales
   charge of $838,696, and net or organization and
   offering costs of $30,983) securities purchased           26,158,034

UNIT REDEMPTIONS (6 Units in 2000):
  Principal portion                                                 (62)
                                                            -----------

                                                                    (62)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                      (805,020)
  Principal                                                         -
                                                            -----------

                                                               (805,020)

TOTAL INCREASE IN NET ASSETS                                $26,326,073

NET ASSETS:
    Initial Deposit                                            441,530
                                                            -----------

  At the end of the period (including distributable funds
    applicable to Trust units of $374,105
    at December 31, 2000)                                   $26,767,603
                                                            ===========

TRUST UNITS OUTSTANDING AT THE END OF THE PERIOD              2,623,924
                                                            ===========

See notes to financial statements.

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST,SERIES 78

NOTES TO FINANCIAL STATEMENTS


1.    SIGNIFICANT ACCOUNTING POLICIES

Background -

The First GNMA Reinvestment Income Trust, Series 78 (the "Trust") is a fixed portfolio of taxable mortgage-backed securities of the fully modified pass-through type (the "Securities") which involve large pools of mortgages and are fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). All of the Securities in the Trust consist of pools of mortgages on 1- to 4-family dwellings with terms of up to 30 years.

Security valuation -

Securities are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of Nike Securities L.P. (the "Sponsor"). The values of the securities are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

Security cost -

The cost of securities owned to the Trust is based on the offering prices of the securities on the initial date of deposit, March 16, 2000, and each subsequent date of deposit for additions to the Trust. The premium or discount is recognized as interest income on a pro rata basis as principal paydowns are received. Realized gain (loss) from security transactions is reported on an identified cost basis. Sales and redemptions of securities are recorded on the trade date.

Federal income taxes -

The Trust, which is an association taxable as a corporation under the Internal Revenue Code, intends to qualify for and elect tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986. By qualifying for, and electing such treatment, the Fund will not be subject to federal income tax on net investment income or net capital gains distributed to its unit holders. As the Trust distributes its entire net capital gains, if any, and net investment income each year, no federal income tax provision is required.

At December 31, 2000, the cost of investment securities for federal income tax purposes approximated the cost as shown in the Trust's financial statements.

Expenses of the Trust -

The Chase Manhattan Bank is the Trustee of the Trust. The Trustee's fees are $.0092 per unit outstanding, exclusive of expenses of the Trust. An annual fee of $.0030 per units outstanding plus $.25 per evaluation for each issue of underlying securities in excess of 50 issues is payable to the Evaluator. Additionally, the Trust pays all related expenses of the Trustee, recurring financial reporting costs, and an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's financial statements, legal fees and the initial fees and expenses of the Trustee. Such costs, have been paid or accrued as of December 31, 2000. It is expected that the remaining portion of such costs will be paid at the end of the Trust's primary offering period.

Reinvestment of Principal by the Trust -

In an effort to minimize the effect of principal payments and prepayments during the period when such reinvestment is practical, in the opinion of the Sponsor (the "Reinvestment Period"), the Sponsor will direct the Trustee to reinvest all distributions of principal into additional Ginnie Maes which are similar as to maturity and interest rates as the Securities upon which the principal was received. During the period from the Initial Date of Deposit, March 16, 2000, to December 31, 2000 such reinvestment of principal into additional Ginnie Maes amounted to $1,682,176. The Sponsor currently expects the Reinvestment Period to last five to eight years from the Initial Date of Deposit. There may be times in which such reinvestment, will not be feasible because the additional Ginnie Maes are not available or for other reasons described herein. Semi-annually, amounts in the Principal Account, which cannot be reinvested during the Reinvestment Period, will be distributed to Unit holders unless the amount available for distribution is less than $1.00 per 100 Units.

Distributions to unit holders -

Distributions of investment income - net and principal to unit holders are presented on a cash basis as reported by the Trustee. Accordingly, no adjustments are made to reflect the amortization of premium or discount as discussed above under "Security Cost." Principal distributions represent a tax return of capital to unit holders.

2.    OTHER INFORMATION

Cost to Investors -

The cost of the Trust to initial investors was based on the aggregate offering price of the securities on the date of an investor's purchase, plus a deferred sales charge of $.3250 per unit which will be paid to the Sponsor over a five-month period ending July 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.302% of the Public Offering Price, which is equivalent to 4.297% of the net amount invested, exclusive of the deferred sales charge. The installments of the deferred sales charge are presented as a liability in the accompanying statement of assets and liabilities.

Selected data per unit of the Trust outstanding throughout the period -

Interest income, expenses and investment income - net per unit have been calculated based on the weighted average number of units for the year. Distributions to unit holders reflects the Trust's actual distributions.


                                              Period from the
                                              Initial Date of
                                              Deposit
                                              March 16,
                                              2000 to
                                              December 31,
                                              2000

Interest income                               $ 0.5733
Expenses                                       (0.0147)
                                              --------

         Investment income - net                0.5586

Distributions to unit holders:
  Investment income - net                      (0.6114)
  Net gain on investments                       0.0636
                                              --------

         Total increase in net assets           0.0108

Net assets:
  Initial Deposit                              10.1906
                                              --------

  End of period                               $10.2014
                                              ========

Accrued interest to the Initial Date of Deposit and each subsequent Date of Deposit, totaling $175,504, plus net interest accruing to the first settlement date, March 16, 2000, and each settlement date for subsequent additions to the Trust, totaling $39,583, was or will be distributed to the Sponsor as the unit holder of record. The Payable to Sponsor, as reported in the accompanying Statement of Assets and Liabilities, represents a portion of such amounts which have not yet been remitted to the Sponsor. The Sponsor has agreed to this treatment in order to provide equal distributions to all unit holders. The Sponsor will receive payments upon the terminations of the Trust.

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST, SERIES 78

PART ONE
MUST BE ACCOMPANIED BY PART TWO


                                   PROSPECTUS


SPONSOR:                      Nike Securities L.P.
                              1001 Warrenville Road
                              Lisle, Illinois 60532
                              (800) 621-1675

TRUSTEE:                      The Chase Manhattan Bank
                              4 New York Plaza, 6th Floor
                              New York, New York  10004-2413

LEGAL COUNSEL                 Chapman and Cutler
TO SPONSOR:                   111 West Monroe Street
                              Chicago, Illinois 60603

LEGAL COUNSEL                 Carter, Ledyard & Milburn
TO TRUSTEE:                   2 Wall Street
                              New York, New York 10005

INDEPENDENT                   Deloitte & Touche LLP
AUDITORS:                     180 North Stetson Avenue
                              Chicago, Illinois 60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                   THE FIRST TRUST GNMA SERIES

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated April 30, 2001

The First Trust GNMA Series is a unit investment trust. The First Trust GNMA Series has many separate series. The Part One which accompanies this Part Two describes one such series of the First Trust GNMA Series. Each series of the First Trust GNMA Series consists of one or more portfolios ("Trust(s)") which invest in fixed-rate mortgage-backed securities issued by Government National Mortgage Association ("GNMA" or "Ginnie Mae") (the "Securities"). See Part One for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                            Table of Contents

The First Trust GNMA Reinvestment Income Trust Series    3
Portfolio                                                3
Estimated Returns and Estimated Average Life             3
Risk Factors                                             4
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    7
The Secondary Market                                     7
How We Purchase Units                                    7
Expenses and Charges                                     7
Tax Status                                               8
Retirement Plans                                         9
Rights of Unit Holders                                   9
Interest and Principal Distributions                    10
Redeeming Your Units                                    11
Removing Securities from a Trust                        12
Amending or Terminating the Indenture                   12
Rating of the Units                                     13
Information on the Sponsor, Trustee and Evaluator       13
Other Information                                       14

               The First Trust GNMA Series

The First Trust GNMA Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created several similar yet separate series of an investment company which we have named the First Trust GNMA Series. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee, First Trust Advisors L.P. as Portfolio Supervisor and Securities Evaluation Service, Inc. as Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited the Securities with the Trustee and, in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be redeemed, prepaid or sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                        Portfolio

Objectives.

The objective of each Trust is to provide a high level of current income through an investment in a portfolio of fixed-rate mortgage-backed securities representing pools of mortgages on 1- to 4-family dwellings issued by Ginnie Mae. As a Unit holder, you will receive a portion of the interest and principal paid by homeowners on these mortgages every month.

GNMA, an organization created by the U.S. Government, guarantees the timely payment of principal and interest on the Securities. Of course, the guarantee applies only to the timely payment of principal and interest on the Securities and not to the Units themselves.

Each Trust has an estimated life of approximately 6.70 years. See "Risk Factors" for a discussion of the risks of investing in a Trust.

                  Estimated Returns and
                 Estimated Average Life

The Current and Long-Term Returns set forth in the "Summary of Essential Information" in Part One of this prospectus are estimates and are designed to be comparative rather than predictive. We cannot predict your actual return, which will vary with Unit price, how long you hold your investment and with changes in the portfolio, interest income and expenses. In addition, neither rate reflects the true return you will receive, which will be lower, because neither includes the effect of certain delays in distributions. Estimated Current Return equals the estimated annual interest income to be received from the Securities less estimated annual Trust expenses, divided by the Public Offering Price per Unit (which includes the maximum sales charge). Estimated Long-Term Return is a measure of the estimated return over the Estimated Average Life of a Trust and is calculated using a formula which (1) factors in the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of the Securities, and (2) takes into account a compounding factor, the sales charge and expenses. Unlike Estimated Current Return, Estimated Long-Term Return reflects maturities, estimated principal prepayments, discounts and premiums of the Securities in a Trust. We will provide you with estimated cash flows for a Trust at no charge upon your request.

In order to calculate Estimated Average Life, an estimated prepayment rate for the remaining term of the mortgage pool must be determined.

Each of the primary market makers in Ginnie Mae Securities use sophisticated computer models to determine the estimated prepayment rate. These computer models take into account a number of factors and assumptions including: actual prepayment data reported by GNMA for recent periods on a particular pool, the impact of aging on the prepayment of mortgage pools, the current interest rate environment, the coupon, the housing environment, historical trends on GNMA securities as a group, geographical factors and general economic trends. In determining the Estimated Average Life of the Securities in a Trust we have relied upon the estimated prepayment rate determined by a primary market maker. We cannot be certain that this estimate will prove accurate or whether the estimated prepayment rate determined by another primary market maker would have provided a better estimate. Any difference between the estimate we use and the actual prepayment rate will affect the Estimated Long-Term Return of a Trust.

                      Risk Factors

Price Volatility. Each Trust invests in mortgage-backed securities. The value of these Securities will decline with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. The value of the Securities will also fluctuate with changes in the general condition of the mortgage-backed securities market, changes in inflation rates or when political or economic events affecting Ginnie Mae occur.

Because the Trusts are not managed, the Trustee will not sell Securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time or that you won't lose money. Units of a Trust are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Mortgage-Backed Securities. Mortgage-backed securities represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual mortgage loans are "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

Fixed-rate mortgage-backed securities represent a pool of mortgage loans which pay a fixed rate of interest over the life of the loan. The value of fixed-rate mortgage-backed securities generally decreases when interest rates rise.

Guarantees. The Securities, but not the Units, are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae Securities are supported by the full faith and credit of the U.S. government. You should note that the guaranty does not apply to the market prices and yields of the Securities, which will vary with changes in interest rates and other market conditions.

Prepayment Risk. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. A Trust may receive unscheduled prepayments of principal prior to a Security's maturity date due to voluntary pre-payments, refinancing or foreclosure on the underlying mortgage loans. The impact on a Trust would be a loss of anticipated interest, and a portion of its principal investment represented by any premium a Trust may have paid. The number and dollar amount of mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. If you receive principal payments earlier than you expect you may not be able to reinvest these proceeds into an instrument which provides a rate of return equal to or greater than a Trust.

Interest Income. Since a Trust can only distribute what it receives, interest distributions will decrease as principal on the Securities is paid or prepaid.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States which may have a negative impact on mortgage-backed securities or their issuers. In addition, litigation regarding Ginnie Mae or the mortgage-backed securities market may negatively impact the value of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the value of the Securities.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Interest and Principal Accounts;

- Accrued interest on the Securities; and

- The sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One of this prospectus due to various factors, including fluctuations in the prices of the Bonds, changes in the value of the Interest and/or Principal Accounts and the accrual of interest on the Bonds.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Accrued Interest.

Accrued interest represents unpaid interest on a Security from the last day it paid interest. Interest on the Securities is paid monthly, although a Trust accrues such interest daily. Because a Trust always has an amount of interest earned but not yet collected, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. You will receive the amount, if any, of accrued interest you paid for on the next distribution date. In addition, if you sell or redeem your Units you will be entitled to receive your proportionate share of the accrued interest from the purchaser of your Units.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust.

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                       Your Maximum
If you invest                          Sales Charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 3.00%
$100 but less than $150                2.75%
$150 but less than $1,000              2.50%
$1,000 or more                         2.25%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. We will consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, you may purchase Units at the Public Offering Price, less the concession we would typically allow such broker/dealers.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this evaluation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined by the Evaluator as follows:

a) On the basis of current market bid prices for the Securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust;

b) If such prices are not available for any of the Securities, on the basis of current market bid prices of comparable securities;

c) By determining the value of the Securities on the bid side of the market by appraisal; or

d) By any combination of the above.

There is a period of a few days (usually five business days), beginning on the first day of each month, during which the total amount of payments (including prepayments, if any) of principal for the preceding month of the various mortgages underlying each Security will not yet have been reported by the issuer to Ginnie Mae. During this period, the precise principal amount of the Securities will not be known. During this period, for purposes of determining the aggregate underlying value of the Securities and the accrued interest on the Units, the Evaluator will base its valuation and calculations upon the average monthly principal distribution for the preceding twelve month period. We don't expect the differences in such principal amounts from month to month to be material. We will, however, adopt procedures to minimize the impact of such differences when necessary.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units during the secondary market at prices which represent a concession or agency commission of 2.25% of the Public Offering Price per Unit.

Dealers and other selling agents who, during any consecutive 12-month period, sell at least $1.75 billion worth of primary market units of unit investment trusts sponsored by us will receive a concession of $30,000 in the month following the achievement of this level. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in "Public Offering." In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Bonds. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include dealers of the Trusts.

The fees payable to us, the Portfolio Supervisor, and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. The fees payable to the Evaluator are based on the largest principal amount of Securities in a Trust during the initial offering period. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Bonds or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on each Trust. We cannot guarantee that interest income on the Securities will be sufficient to meet any or all expenses of a Trust. If there is not enough cash in the Interest or Principal Accounts of a Trust, the Trustee has the power to sell Securities to make cash available to pay these charges. These sales may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. This means a Trust generally will not be subject to federal income taxes or excise taxes on dividends and capital gains earned from the Securities. You, however, will be subject to federal income taxes on dividends and capital gains you receive from a Trust.

Interest Distributions.

Distributions of a Trust's income, unless designated as capital gain dividends, will be considered dividends for federal tax purposes, which are taxable to you as ordinary income. To the extent distributions in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce your basis or be treated as a gain from the sale of Units to the extent they exceed your basis. Distributions from a Trust are not eligible for the dividends received deduction for corporations.

Your Tax Basis and Income or Loss upon Disposition.

Distributions of net capital gain from each Trust which are designated by such Trust as capital gain dividends will be taxable to you as long-term capital gain, regardless of how long you have owned your Units. However, if you receive a long-term capital gain dividend and sell your Units at a loss prior to holding them for six months, the loss will be recharacterized as long-term capital loss to the extent of the long-term capital gain received as a dividend. You will generally recognize capital gain or loss when you dispose of your Units (by sale, redemption or otherwise). To determine the amount of this gain or loss, you must subtract your tax basis in your Units from your proceeds received in the transaction. Your tax basis in your Units is generally equal to the cost of your Units. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

If you are an individual, the federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holder period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine the holding period of your Units. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In the case of capital gains dividends, the determination of which portion of the capital gain dividend, if any, that may be treated as long term gain from property held for more than five years eligible for the 18% (or 8%) tax rate will be made based on regulations prescribed by the United States Treasury. In addition, the Internal Revenue Code may treat certain capital gains as ordinary income in special situations.

Limitations on the Deductibility of Trust Expenses.

Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the Trust so long as the Units are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) Unit holders in excess of the distributions received from the Trust.

Foreign Taxes.

If you are a foreign investor, subject to applicable tax treaties, distributions from a Trust which constitute dividends for U.S. Federal income tax purposes (other than dividends designated by a Trust as capital gain dividends) will be subject to U.S. income taxes, including withholding taxes. Distributions designated as capital gain dividends will not be subject to U.S. Federal income taxes, including withholding taxes, provided certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of interest (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- The amount of interest received by your Trust less deductions for payment of applicable taxes, fees and Trust expenses, redemption of Units and the balance remaining on the last business day of the calendar year;

- The dates Bonds were sold and the net proceeds received from such sales less deduction for payment of applicable taxes, fees and Trust expenses, redemption of Units and the balance remaining on the last business day of the calendar year;

- The Bonds held and the number of Units outstanding on the last business day of the calendar year;

- The Redemption Price per Unit on the last business day of the calendar year; and

- The amounts actually distributed during the calendar year from the Interest and Principal Accounts, separately stated.

You may request from the Trustee copies of the evaluations of the Bonds as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

                 Interest and Principal
                      Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit interest received on your Trust's Securities to the Interest Account of such Trust. All other receipts, such as return of capital, are credited to the Principal Account of your Trust.

The Trustee will distribute an amount substantially equal to your pro rata share of the balance of the Interest Account calculated on the basis of one-twelfth (one-half in the case of Unit holders electing semi-annual distributions) of the estimated annual amount of interest received in the Income Account after deducting estimated expenses on or near the Distribution Dates to Unit holders of record on the preceding Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus for your Trust. Because interest is not received by a Trust at a constant rate throughout the year, the distributions you receive may be more or less than the amount credited to the Interest Account as of the Distribution Record Date. In order to minimize fluctuations in distributions, the Trustee is authorized to advance such amounts as may be necessary to provide distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds in the Interest Account at the next
Distribution Record Date. The Trustee will distribute amounts in the

Principal Account on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

You will receive interest distributions monthly unless you elect to receive them semi-annually. Your plan of distribution will remain in effect until changed. The Trustee will provide you with information on how to change your distribution election.

Within a reasonable time after your Trust is terminated you will receive the pro rata share of the money from the disposition of the Securities.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of the Trust.

Universal Distribution Option. You may elect to have your principal and interest distributions automatically distributed to any other investment vehicle of which you have an existing account. If you elect this option, the Trustee will notify you of each distribution made pursuant to this option. You may elect to terminate your participation at any time by notifying the Trustee in writing.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing interest will be withdrawn from the Interest Account of your Trust if funds are available for that purpose, or from the Principal Account. All other amounts paid on redemption will be taken from the Principal Account of the Trust.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Bonds were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Bonds not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Interest and Principal Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. accrued interest on the Securities; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made; and

5. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Bond in certain limited circumstances, including situations in which:

- The issuer of the Security has defaulted in the payment of principal or interest on the Securities;

- Any action or proceeding seeking to restrain or enjoin the payment of principal or interest on the Securities has been instituted;

- The issuer of the Security has breached a covenant which would affect the payment of principal or interest on the Security, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

-  The Security is the subject of an advanced refunding;

- Such factors arise which, in our opinion, adversely affect the tax or exchange control status of the Security; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

If a Security defaults in the payment of principal or interest and no provision for payment is made, the Trustee must notify us of this fact within 30 days. If we fail to instruct the Trustee whether to sell or hold the Security within 30 days of our being notified, the Trustee may, in its discretion, sell any defaulted Securities and will not be liable for any depreciation or loss incurred thereby.

Except in the limited instance in which a Trust acquires Replacement Securities, as described in "The First Trust GNMA Series," a Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of such Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, except that we may instruct the Trustee to accept such an offer or to take any other action with respect thereto as we may deem proper if the issuer is in default with respect to such Securities or in our written opinion the issuer will likely default in respect to such Securities in the foreseeable future. Any obligations received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Securities originally deposited in a Trust. We may get advice from the Portfolio Supervisor before reaching a decision regarding the receipt of new or exchanged securities or property. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from a Trust. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. We will maintain a list with the Trustee of which Bonds should be sold. We may consider sales of units of unit investment trusts which we sponsor in making recommendations to the Trustee on the selection of broker/dealers to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of a Trust.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential

Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than 20% of the aggregate principal amount of the Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

You will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Principal Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

                   Rating of the Units

The Units of the Trust are rated "AAA" by Standard & Poor's Managed Fund Ratings Group, a division of The McGraw-Hill Companies ("Standard & Poor's"). Trusts rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets rated "AAA".
Capacity to pay interest and repay principal is very strong in "AAA" rated securities. This is the highest rating assigned by Standard & Poor's. This rating should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of the Trust or the Units. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of the Trust or sales of Securities from the Trust for less than their purchase price will reduce payment to Unit holders of the interest and principal required to be paid on such Securities. There is no guarantee that the "AAA" investment rating with respect to the Units will be renewed after it expires in 13 months from the Initial Date of Deposit. Standard & Poor's has been compensated for its services in rating Units of the Trust.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $35 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2000, the total partners' capital of Nike Securities L.P. was $21,676,108 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is Securities Evaluation Service, Inc. The Evaluator's address is 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST (R)




                       THE FIRST TRUST GNMA SERIES
                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             April 30, 2001

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust (R)

                      The First Trust GNMA Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors                                                   1

Risk Factors

An investment in Units of the Trusts should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the underlying Securities and hence of the Units will decline with increases in interest rates. The value of the underlying Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying Securities, which might otherwise be expected to occur as a result of a decline in interest rates, may be limited or negated by increased principal prepayments in respect of the underlying mortgages. For example, the high inflation during certain periods, together with the fiscal measures adopted to attempt to deal with it, has resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long-term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future or whether the reinvestment of principal will mitigate the impact of these fluctuations.

The portfolios of the Trusts consists of Ginnie Maes (or contracts to purchase Ginnie Maes) fully guaranteed as to payments of principal and interest by GNMA. Each group of Ginnie Maes described herein as having a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities within each range set forth in "Schedules of Investments." Current market conditions accord little or no difference in price among individual Ginnie Mae securities with the same coupon within certain ranges of stated maturity dates on the basis of the difference in the maturity dates of each Ginnie Mae. A purchase of Ginnie Maes with the same coupon rate and maturity date within such range will be considered an acquisition of the same security for both additional deposits and for the reinvestment of principal. In the future, however, the difference in maturity ranges could affect market value of the individual Ginnie Maes. At such time, any additional purchases by the Trust will take into account the maturities of the individual securities. The mortgages underlying the Ginnie Maes in the Trust have an original stated maturity of up to 30 years.

The Trusts may contain Securities which were acquired at a market discount. Such Securities trade at less than par value because the interest coupons thereon are lower than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of Ginnie Maes purchased at a market discount will increase in value faster than Ginnie Maes purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of Ginnie Maes purchased at a market discount will decrease faster than Ginnie Maes purchased at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium Ginnie Maes and the prepayment benefit for lower yielding, discount Ginnie Maes will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

The Trusts may contain Securities which were acquired at a market premium. Such Securities trade at more than par value because the interest coupons thereon are higher than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Prepayments of principal on securities purchased at a market premium are more likely than prepayments on securities purchased at par or at a market discount and the level of prepayments will generally increase if interest rates decline. Market premium attributable to interest changes does not indicate market confidence in the issue.

The mortgages underlying a Ginnie Mae may be prepaid at any time without penalty. A lower or higher current return on Units may occur depending on (i) whether the price at which the respective Ginnie Maes were acquired by the Trust is lower or higher than par, (ii) whether principal is reinvested or distributed to Unit holders and (iii) if reinvestment occurs, whether the Ginnie Maes purchased by the Trustee with reinvested principal are purchased at a premium or discount from par. During periods of declining interest rates, prepayments of Ginnie Maes may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. In such a case, (i) the reinvestment of principal may be at prices which result in a lower return on Units or (ii) principal will be distributed to Unit holders who cannot reinvest such principal distributions in other securities at an attractive yield.

Description of Securities. The Ginnie Maes included in the Trusts are backed by the indebtedness secured by underlying mortgage pools of up to 30 year mortgages on 1- to 4-family dwellings. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal Housing Administration ("FHA"). In addition, GNMA imposes its own criteria on the eligibility of issuers, including a net worth requirement.

The mortgages which are to comprise a new Ginnie Mae pool may have been originated by the issuer itself in its capacity as a mortgage lender or may be acquired by the issuer from a third party, such as another mortgage banker, a banking institution, the Veterans Administration ("VA") (which in certain instances acts as a direct lender and thus originates its own mortgages) or one of several other governmental agencies. All mortgages in any given pool will be insured under the National Housing Act, as amended ("FHA-insured"), or Title V of the Housing Act of 1949 ("FMHA Insured") or guaranteed under the Servicemen's Readjustment Act of 1944, as amended, or Chapter 37 of
Title 38, U.S.C. ("VA-guaranteed"). Such mortgages will have a date for the first scheduled monthly payment of principal that is not more than one year prior to the date on which GNMA issues its guaranty commitment as described below, will have comparable interest rates and maturity dates, and will meet additional criteria of GNMA. All mortgages in the pools backing the Ginnie Maes contained in the Trusts are mortgages on 1-
 to 4-family dwellings (having a stated maturity of up to 30 years for Securities in the Trusts but an estimated average life of considerably less as set forth in "Special Information"). In general, the mortgages in these pools provide for equal monthly payments over the life of the mortgage (aside from prepayments) designed to repay the principal of the mortgage over such period, together with interest at the fixed rate on the unpaid balance.

To obtain GNMA approval of a new pool of mortgages, the issuer will file with GNMA an application containing information concerning itself, describing generally the pooled mortgages, and requesting that GNMA approve the issue and issue its commitment (subject to GNMA's satisfaction with the mortgage documents and other relevant documentation) to guarantee the timely payment of principal of and interest on the Ginnie Maes to be issued by the issuer. If the application is in order, GNMA will issue its commitment and will assign a GNMA pool number to the pool. Upon completion of the required documentation (including detailed information as to the underlying mortgages, a custodial agreement with a Federal or state regulated financial institution satisfactory to GNMA pursuant to which the underlying mortgages will be held in safekeeping, and a detailed guaranty agreement between GNMA and the issuer), the issuance of the Ginnie Maes is permitted. When the Ginnie Maes are issued, GNMA will endorse its guarantee thereon. The aggregate principal amount of Ginnie Maes issued will be equal to the then aggregate unpaid principal balances of the pooled mortgages. The interest rate borne by the Ginnie Maes is currently fixed at 1/2 of 1% below the interest rate of the pooled 1- to 4-family mortgages, the differential being applied to the payment of servicing and custodial charges as well as GNMA's guaranty fee.

Ginnie Mae IIs consist of jumbo pools of mortgages from more than one issuer. By allowing pools to consist of multiple issuers, it allows for larger and more geographically diverse pools. Unlike Ginnie Mae Is, which have a minimum pool size of $1 million, Ginnie Mae IIs have a minimum pool size of $7 million. In addition, the interest rates on the mortgages within the Ginnie Mae II pools will vary unlike the mortgages within pools in Ginnie Mae Is which all have the same rate. The rates on the mortgages will vary from 1/2 of 1% to 1.50% above the coupon rate on the GNMA bond, which is allowed for servicing and custodial fees as well as the GNMA's guaranty fee. The major advantage of Ginnie Mae IIs lies in the fact that a central paying agent sends one check to the holder on the required payment date. This greatly simplifies the current procedure of collecting distributions from each issuer of a Ginnie Mae, since such distributions are often received late.

All of the Ginnie Maes in the Trusts, including the Ginnie Mae IIs, are of the "fully modified pass-through" type, i.e., they provide for timely monthly payments to the registered holders thereof (including the Trusts) of their pro rata share of the scheduled principal payments on the underlying mortgages, whether or not collected by the issuers, including, on a pro rata basis, any prepayments of principal of such mortgages received and interest (net of the servicing and other charges described above) on the aggregate unpaid principal balance of such Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

The Ginnie Maes in the Trusts are guaranteed as to timely payment of principal and interest by GNMA. Funds received by the issuers on account of the mortgages backing the Ginnie Maes in the Trusts are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so.

GNMA is authorized by Section 306(g) of Title III of the National Housing Act to guarantee the timely payment of and interest on securities which are based on or backed by a trust or pool composed of mortgages insured by FHA, the Farmers' Home Administration ("FMHA") or guaranteed by the VA. Section 306(g) provides further that the full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty under such subsection. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit."* GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under such guaranties.

Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages and, except to the extent of funds received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of nor evidence any recourse against such issuers, but recourse thereon is solely against GNMA. Holders of Ginnie Maes (such as the Trusts) have no security interest in or lien on the underlying mortgages.

The GNMA guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Maes in the Trust and not to the Units offered hereby.

Monthly payments of principal will be made, and additional prepayments of principal may be made, to each Trust in respect of the mortgages underlying the Ginnie Maes in the Trusts. All of the mortgages in the pools relating to the Ginnie Maes in the Trust are subject to prepayment without any significant premium or penalty at the option of the mortgagors. While the mortgages on 1- to 4-family dwellings underlying the Ginnie Maes have a stated maturity of up to 30 years for the Trust, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, refinancings and payments from foreclosures, is considerably less.

In the mid-1970's, published yield tables for Ginnie Maes utilized a 12-year average life assumption for Ginnie Mae pools of 26-30 year mortgages on 1- to 4-family dwellings. This assumption was derived from the FHA experience relating to prepayments on such mortgages during the period from the mid-1950's to the mid-1970s. This 12-year average life assumption was calculated in respect of a period during which mortgage lending rates were fairly stable.

A number of factors, including homeowner's mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in a Trust. For example, Ginnie Maes issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the estimates or experience of the FHA, other mortgage lenders, dealers or market makers or other Ginnie Mae investors. It is not possible to meaningfully predict prepayment levels regarding the Ginnie Maes in a Trust. Even though the reinvestment of principal may mitigate the effects of prepayments of principal, the termination of a Trust might be accelerated as a result of prepayments made as described herein.

* Any statement in this prospectus that a particular security is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust GNMA Series 77 and 78, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2001.

                              THE FIRST TRUST GNMA SERIES 77 and
                                78
                                           (Registrant)
                              By    NIKE SECURITIES L.P.
                                           (Depositor)


                              By    Robert M. Porcellino
                                    Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                     Title                    Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )
                    the General Partner   )     April 30, 2001
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )   Attorney-in-Fact

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust GNMA Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Chicago, Illinois
April 30, 2001